SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net loss		$ (909,593)		$ (888,669)		$ (3,330,107)		$ (1,797,785)		$ (2,714,616)	$ (1,253,242)
Weighted average common shares outstanding, basic		1,964,147	[1]	1,932,604	[1]	1,943,118	[1]	1,411,734	[1]	1,543,021	678,958
Basic loss per share		$ (0.74)		$ (0.46)		$ (1.99)		$ (1.27)		$ (1.76)	$ (1.84)
Net loss		$ (1,452,827)		$ (888,669)		$ (3,873,341)		$ (1,797,785)
Weighted average common shares outstanding, diluted	[1]	1,964,147		1,932,604		1,943,118		1,411,734
Diluted loss per share		$ (0.74)		$ (0.46)		$ (1.99)		$ (1.27)		$ (1.76)	$ (1.84)

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)